Lease obligations (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating lease right-of-use assets	$ 101	$ 233
Current portion of long-term operating lease obligations	83	170
Long-term operating lease obligations, net of current maturities	9	44
Total operating lease liabilities	$ 92	$ 214
Weighted average remaining lease term : Operating leases	3 months	3 months
Weighted average discount rate : operating leases	5.00%	5.45%	5.00%	5.45%
Accumulated depreciation and impairment losses	$ (1,092)	$ (1,089)
Property, plant and equipment, net	159	168
ZHEJIANG TIANLAN
Accumulated depreciation and impairment losses | ¥			¥ (74,681)	¥ (68,506)
Property, plant and equipment, net | ¥			¥ 57,738	63,505
ZHEJIANG TIANLAN | Lease obligations
Operating lease right-of-use assets	2,529	0
Current portion of long-term operating lease obligations	563	0
Long-term operating lease obligations, net of current maturities	1,542
Total operating lease liabilities	$ 2,105	$ 0
Weighted average remaining lease term : Operating leases	33 months
Weighted average discount rate : operating leases	3.60%		3.60%
Accumulated depreciation and impairment losses	$ (141)			0
Property, plant and equipment, net	$ 2,388			¥ 0